UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05364

American High-Income Trust
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2006

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Schedule of Investments
[logo - American Funds®]

American High-Income TrustSM
Investment portfolio

December 31, 2006

unaudited

Bonds & notes — 88.12%	Principal amount (000)	Market value (000)

CORPORATE BONDS & NOTES — 81.83%
CONSUMER DISCRETIONARY — 24.17%
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	$14,105	$14,828
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 11.75% 2011	6,000	5,790
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 13.50% 2011	5,525	5,497
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/12.125% 2012[1]	2,850	2,672
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[2]	56,365	58,831
Charter Communications Operating, LLC, Term Loan Facilities B, 8.005% 2013[3,4]	43,500	43,826
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	47,665	49,750
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[2]	37,800	39,643
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	35,000	36,094
General Motors Corp. 7.20% 2011	96,220	93,574
General Motors Corp. 7.125% 2013	31,125	29,413
General Motors Corp. 7.25% 2013	€3,000	3,924
General Motors Corp. 7.70% 2016	$42,815	40,460
General Motors Corp. 8.80% 2021	18,475	17,551
General Motors Corp. 9.40% 2021	1,350	1,303
General Motors Corp. 8.25% 2023	3,650	3,413
General Motors Corp. 8.375% 2033	5,000	4,650
Delphi Automotive Systems Corp. 6.50% 2009[5]	34,600	38,925
Delphi Corp. 6.50% 2013[5]	17,190	18,737
Delphi Automotive Systems Corp. 6.55% 2006[5]	12,730	14,226
Delphi Automotive Systems Corp. 7.125% 2029[5]	14,300	15,873
Delphi Corp. 8.25% 2033[5]	4,470	5,297
Michaels Stores, Inc., Term Loan B, 8.375% 2013[3,4]	14,100	14,241
Michaels Stores, Inc. 10.00% 2014[2]	72,175	75,423
Cinemark USA, Inc., Term Loan B, 7.32% 2013[3,4]	5,736	5,779
Cinemark USA, Inc. 9.00% 2013	60,193	64,106
Cinemark, Inc. 0%/9.75% 2014[1]	21,025	18,160
Technical Olympic USA, Inc. 9.00% 2010	28,511	28,226
Technical Olympic USA, Inc. 9.00% 2010	6,840	6,772
Technical Olympic USA, Inc. 7.50% 2011	15,450	12,823
Technical Olympic USA, Inc. 10.375% 2012	33,745	30,539
Technical Olympic USA, Inc. 7.50% 2015	2,000	1,570
Mirage Resorts, Inc. 6.75% 2007	5,700	5,750
Mandalay Resort Group, Series B, 10.25% 2007	5,000	5,144
Mirage Resorts, Inc. 6.75% 2008	4,800	4,854
MGM MIRAGE 6.00% 2009	21,677	21,731
Mandalay Resort Group 6.50% 2009	1,250	1,270
MGM MIRAGE 8.50% 2010	6,100	6,557
Mandalay Resort Group 6.375% 2011	1,500	1,500
MGM MIRAGE 6.75% 2012	1,700	1,683
MGM MIRAGE 6.75% 2013	16,930	16,634
MGM MIRAGE 6.625% 2015	6,950	6,655
K. Hovnanian Enterprises, Inc. 10.50% 2007	5,000	5,187
K. Hovnanian Enterprises, Inc. 6.00% 2010	5,275	5,077
K. Hovnanian Enterprises, Inc. 8.875% 2012	16,475	16,804
K. Hovnanian Enterprises, Inc. 7.75% 2013	8,900	8,922
K. Hovnanian Enterprises, Inc. 6.375% 2014	8,450	8,154
K. Hovnanian Enterprises, Inc. 6.25% 2016	6,000	5,700
K. Hovnanian Enterprises, Inc. 7.50% 2016	7,820	7,898
K. Hovnanian Enterprises, Inc. 8.625% 2017	10,000	10,700
CanWest Media Inc., Series B, 8.00% 2012	62,808	65,869
Linens ’n Things, Inc. 10.999% 2014[3]	64,350	62,741
Tenneco Automotive Inc., Series B, 10.25% 2013	16,725	18,397
Tenneco Automotive Inc. 8.625% 2014	43,250	44,331
Mohegan Tribal Gaming Authority 6.375% 2009	44,040	44,260
Mohegan Tribal Gaming Authority 8.00% 2012	7,775	8,135
Mohegan Tribal Gaming Authority 6.125% 2013	1,225	1,222
Mohegan Tribal Gaming Authority 7.125% 2014	7,825	7,972
Dex Media East LLC, Dex Media East Finance Co., Series B, 9.875% 2009	5,000	5,250
R.H. Donnelley Inc. 10.875% 2012[2]	3,000	3,285
Dex Media, Inc., Series B, 0%/9.00% 2013[1]	9,000	8,077
R.H. Donnelley Corp., Series A-1, 6.875% 2013	10,650	10,264
R.H. Donnelley Corp., Series A-2, 6.875% 2013	9,000	8,674
Dex Media, Inc., Series B, 8.00% 2013	3,075	3,183
R.H. Donnelley Corp., Series A-3, 8.875% 2016	20,475	21,601
NTL Cable PLC 8.75% 2014	36,525	38,397
NTL Cable PLC 8.75% 2014	€4,500	6,390
NTL Cable PLC 9.75% 2014	£3,000	6,248
NTL Cable PLC 9.125% 2016	$8,400	8,914
AMC Entertainment Inc. 9.50% 2011	8,282	8,354
AMC Entertainment Inc., Series B, 8.625% 2012	20,825	21,892
AMC Entertainment Inc. 9.875% 2012	18,150	19,148
AMC Entertainment Inc. 8.00% 2014	8,175	8,155
Burlington Coat Factory Warehouse Corp. 11.125% 2014[2]	55,550	54,439
William Lyon Homes, Inc. 7.625% 2012	16,175	13,870
William Lyon Homes, Inc. 10.75% 2013	20,395	19,528
William Lyon Homes, Inc. 7.50% 2014	23,085	19,334
Young Broadcasting Inc. 10.00% 2011	52,810	50,434
Young Broadcasting Inc. 8.75% 2014	2,325	2,026
American Media Operations, Inc., Series B, 10.25% 2009	34,445	33,455
American Media Operations, Inc. 8.875% 2011	17,615	16,162
Grupo Posadas, SA de CV 8.75% 2011[2]	46,225	48,652
Grupo Posadas, SA de CV 8.75% 2011	750	789
Boyd Gaming Corp. 7.75% 2012	29,700	30,851
Boyd Gaming Corp. 8.75% 2012	4,500	4,725
Boyd Gaming Corp. 6.75% 2014	13,000	13,032
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	45,735	45,678
Bon-Ton Department Stores, Inc. 10.25% 2014	43,200	44,388
Education Management LLC and Education Management Finance Corp. 10.25% 2016[2]	40,360	42,882
Dollarama Group LP and Dollarama Corp. 8.875% 2012	41,125	42,770
Toys “R” Us, Inc. 7.625% 2011	18,685	17,284
Toys “R” Us-Delaware, Inc., Term Loan B, 9.625% 2012[3,4]	24,600	25,399
Idearc Inc. 8.00% 2016[2]	41,700	42,534
Gaylord Entertainment Co. 8.00% 2013	22,809	23,778
Gaylord Entertainment Co. 6.75% 2014	16,600	16,558
CSC Holdings, Inc., Series B, 8.125% 2009	22,900	23,845
Cablevision Systems Corp., Series B, 8.00% 2012	14,865	14,679
Kabel Deutschland GmbH 10.625% 2014	34,275	38,174
Neiman Marcus Group, Inc. 9.00% 2015[6]	32,655	35,798
Dillard’s, Inc. 6.69% 2007	1,950	1,965
Dillard Department Stores, Inc. 7.15% 2007	2,100	2,110
Dillard’s, Inc. 6.30% 2008	1,382	1,391
Dillard’s, Inc. 6.625% 2008	10,165	10,317
Dillard Department Stores, Inc. 9.125% 2011	8,230	8,888
Dillard Department Stores, Inc. 7.85% 2012	1,900	2,004
Dillard’s, Inc. 7.13% 2018	3,000	2,993
Dillard’s, Inc. 7.00% 2028	3,000	2,880
Seneca Gaming Corp. 7.25% 2012	24,275	24,821
Seneca Gaming Corp. 7.25% 2012	6,215	6,355
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	28,180	29,730
Sealy Mattress Co. 8.25% 2014	28,295	29,710
Iesy Repository GmbH 10.125% 2015	€4,750	6,502
Iesy Repository GmbH 10.375% 2015[2]	$22,850	22,307
Telenet Communications NV 9.00% 2013	€7,171	10,432
Telenet Group Holding NV 0%/11.50% 2014[1,2]	$17,541	15,897
Warnaco, Inc. 8.875% 2013	24,175	25,807
Vidéotron Ltée 6.875% 2014	15,540	15,715
Vidéotron Ltée 6.375% 2015	9,535	9,368
J.C. Penney Co., Inc. 8.00% 2010	14,995	15,977
J.C. Penney Co., Inc. 9.00% 2012	2,980	3,411
J.C. Penney Co., Inc. 7.625% 2097	5,500	5,632
Quebecor Media Inc. 7.75% 2016	23,700	24,322
Goodyear Tire & Rubber Co. 9.14% 2009[2,3]	17,500	17,653
Goodyear Tire & Rubber Co. 8.625% 2011[2]	4,675	4,850
Standard Pacific Corp. 5.125% 2009	8,625	8,388
Standard Pacific Corp. 6.50% 2010	2,000	1,965
Standard Pacific Corp. 9.25% 2012	1,000	1,028
Standard Pacific Corp. 7.75% 2013	1,920	1,915
Standard Pacific Corp. 6.25% 2014	5,000	4,688
Standard Pacific Corp. 7.00% 2015	4,000	3,870
Gray Communications Systems, Inc. 9.25% 2011	20,800	21,814
Beazer Homes USA, Inc. 8.625% 2011	3,600	3,726
Beazer Homes USA, Inc. 8.375% 2012	1,650	1,704
Beazer Homes USA, Inc. 6.875% 2015	2,225	2,192
Beazer Homes USA, Inc. 8.125% 2016	13,300	14,165
Radio One, Inc., Series B, 8.875% 2011	11,100	11,516
Radio One, Inc. 6.375% 2013	9,800	9,212
Adelphia Communications Corp. 10.25% 2011[5]	6,850	6,542
Century Communications Corp. 0% 2003[5]	4,565	4,873
Adelphia Communications Corp. 10.25% 2006[5]	9,955	9,084
XM Satellite Radio Inc. and XM Satellite Radio Holdings Inc. 9.75% 2014	20,055	20,155
AOL Time Warner Inc. 6.15% 2007	20,000	20,041
DaimlerChrysler North America Holding Corp. 5.79% 2009[3]	20,000	20,031
Visteon Corp. 8.25% 2010	20,000	19,600
WCI Communities, Inc. 9.125% 2012	12,847	12,301
WCI Communities, Inc. 7.875% 2013	5,485	4,937
WCI Communities, Inc. 6.625% 2015	1,925	1,665
Ford Motor Co., Term Loan B, 8.36% 2013[3,4]	14,000	14,014
Ford Motor Co. 6.50% 2018	6,200	4,712
Meritage Corp. 7.00% 2014	3,250	3,218
Meritage Homes Corp. 6.25% 2015	15,625	14,922
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	17,450	17,734
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	18,375	17,502
Hanesbrands Inc. 8.734% 2014[2,3]	16,995	17,377
LBI Media, Inc. 10.125% 2012	15,730	16,772
Royal Caribbean Cruises Ltd. 7.00% 2007	10,293	10,438
Royal Caribbean Cruises Ltd. 8.00% 2010	3,200	3,412
Royal Caribbean Cruises Ltd. 6.875% 2013	1,750	1,783
Liberty Media Corp. 7.75% 2009	4,750	4,953
Liberty Media Corp. 5.70% 2013	3,675	3,481
Liberty Media Corp. 8.25% 2030	7,050	6,946
Aztar Corp. 7.875% 2014	13,750	15,005
MDC Holdings, Inc. 7.00% 2012	10,000	10,307
MDC Holdings, Inc. 5.50% 2013	4,000	3,829
Regal Cinemas Corp., Series B, 9.375% 2012[7]	13,300	13,947
KB Home 6.25% 2015	14,750	13,852
WDAC Intermediate Corp. 8.375% 2014[2]	10,500	10,854
WDAC Intermediate Corp. 8.50% 2014	€1,750	2,447
D.R. Horton, Inc. 8.00% 2009	$10,770	11,283
D.R. Horton, Inc. 7.875% 2011	1,530	1,646
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014[2]	12,625	12,925
Gamestop Corp. 8.00% 2012	11,800	12,390
Entercom Radio, LLC 7.625% 2014	11,700	11,759
Fisher Communications, Inc. 8.625% 2014	10,565	11,252
Hilton Hotels Corp. 7.625% 2008	4,700	4,841
Hilton Hotels Corp. 7.20% 2009	5,885	6,165
Riddell Bell Holdings Inc. 8.375% 2012	10,175	9,997
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	9,307	9,726
Carmike Cinemas, Inc., Term Loan B, 8.60% 2012[3,4]	9,179	9,317
Warner Music Group 7.375% 2014	7,760	7,721
Lenfest Communications, Inc. 7.625% 2008	6,750	6,909
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007	3,875	3,891
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012	2,600	2,749
Toll Corp. 8.25% 2011	5,500	5,693
TRW Automotive Acquisition Corp. 9.375% 2013	4,697	5,061
Cooper-Standard Automotive Inc. 8.375% 2014	6,000	4,755
Viacom Inc. 5.75% 2011	4,500	4,507
Buffets, Inc. 12.50% 2014[2]	4,350	4,404
RBS-Zero Editora Jornalística SA 11.00% 2010[2]	3,410	3,692
Mediacom Broadband LLC and Medicom Broadband Corp. 8.50% 2015[2]	3,525	3,587
News America Inc. 6.75% 2038	2,990	3,190
KAC Acquisition Corp. 8.00% 2026[2,6,7]	188	188
		2,965,561

TELECOMMUNICATION SERVICES — 11.48%
Triton PCS, Inc. 8.75% 2011[7]	46,050	43,057
Triton PCS, Inc. 9.375% 2011[7]	60,855	57,508
Triton PCS, Inc. 8.50% 2013	113,840	109,571
Dobson Cellular Systems, Inc. 8.375% 2011[2]	32,840	34,769
American Cellular Corp., Series B, 10.00% 2011	52,725	56,020
Dobson Communications Corp. 9.624% 2012[3]	19,850	20,346
Dobson Cellular Systems, Inc. 9.875% 2012	20,375	22,311
Dobson Communications Corp. 8.875% 2013	41,125	42,102
Windstream Corp. 8.125% 2013[2]	103,600	112,665
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	44,450	48,062
Windstream Corp. 8.625% 2016[2]	12,300	13,530
Intelsat (Bermuda), Ltd. 10.484% 2012[3]	28,150	28,537
Intelsat (Bermuda), Ltd. 8.25% 2013	36,930	37,669
Intelsat (Bermuda), Ltd. 0%/9.25% 2015[1]	1,350	1,033
Intelsat (Bermuda), Ltd. 8.625% 2015	13,350	13,951
Intelsat PanAmSat Opco 9.00% 2016[2]	13,075	13,909
Intelsat (Bermuda), Ltd. 9.25% 2016[2]	27,200	29,376
Intelsat (Bermuda), Ltd. 11.25% 2016[2]	5,550	6,119
Qwest Capital Funding, Inc. 7.00% 2009	20,500	20,961
Qwest Capital Funding, Inc. 7.90% 2010	16,835	17,614
Qwest Communications International Inc. 7.25% 2011	43,725	44,927
Qwest Capital Funding, Inc. 7.25% 2011	29,830	30,613
Qwest Corp. 8.875% 2012	3,600	4,027
Qwest Communications International Inc., Series B, 7.50% 2014	6,000	6,210
Qwest Capital Funding, Inc. 7.625% 2021	1,325	1,312
U S WEST Capital Funding, Inc. 6.875% 2028	3,300	3,032
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	34,505	37,352
Centennial Communications Corp. 11.122% 2013[3]	39,750	42,234
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[3]	24,175	24,930
American Tower Corp. 7.25% 2011	8,925	9,282
American Tower Corp. 7.125% 2012	64,360	66,452
American Tower Corp. 7.50% 2012	18,300	19,032
Nextel Communications, Inc., Series E, 6.875% 2013	14,500	14,665
Nextel Communications, Inc., Series D, 7.375% 2015	70,578	72,442
Cricket Communications, Inc. 9.375% 2014[2]	59,075	62,619
Hawaiian Telcom Communications, Inc. 9.75% 2013	23,340	23,515
Hawaiian Telcom Communications, Inc. 10.889% 2013[3]	19,715	19,814
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	8,725	9,183
Rural Cellular Corp. 8.25% 2012	11,850	12,398
Rural Cellular Corp. 11.121% 2012[3]	33,900	35,510
Cincinnati Bell Inc. 7.25% 2013	38,425	39,962
Rogers Wireless Inc. 7.25% 2012	11,725	12,487
Rogers Wireless Inc. 7.50% 2015	17,950	19,565
Rogers Cantel Inc. 9.75% 2016	1,625	2,047
NTELOS Inc., Term Loan B, 7.60% 2011[3,4]	21,337	21,465
Millicom International Cellular SA 10.00% 2013	16,550	18,122
Level 3 Financing, Inc. 9.25% 2014[2]	10,000	10,250
Nordic Telephone Co. Holding ApS 8.875% 2016[2]	7,900	8,493
América Móvil SA de CV 8.46% 2036	MXP65,000	6,142
iPCS, Inc. 11.50% 2012	$1,500	1,673
		1,408,865

INDUSTRIALS — 10.96%
Continental Airlines, Inc. 8.75% 2011	16,450	16,656
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[4]	5,000	5,288
Continental Airlines, Inc., Series 2000-2, Class C, 8.312% 2012[4]	3,725	3,746
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[4]	6,394	6,494
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[4]	15,320	15,177
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[4]	14,562	14,442
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[4]	5,924	6,116
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[4]	5,776	5,993
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[4,8]	9,817	10,167
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[4]	31,092	31,733
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[4]	3,445	3,551
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[4]	2,989	3,245
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[4]	4,969	5,531
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[4]	11,582	12,053
AMR Corp., Series B, 10.45% 2011	1,850	1,857
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[4]	17,375	17,663
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012	8,690	9,239
AMR Corp. 9.00% 2012	16,155	17,104
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[4]	19,994	21,856
AMR Corp. 9.00% 2016	1,475	1,549
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[4]	23,917	23,394
AMR Corp. 9.88% 2020	1,275	1,272
AMR Corp. 9.80% 2021	2,555	2,549
AMR Corp. 10.00% 2021	9,000	9,225
Allied Waste North America, Inc. 8.50% 2008	16,500	17,428
Allied Waste North America, Inc., Series B, 6.50% 2010	9,500	9,571
Allied Waste North America, Inc., Series B, 5.75% 2011	24,630	23,953
Allied Waste North America, Inc., Series B, 6.375% 2011	5,000	4,962
Allied Waste North America, Inc., Series B, 6.125% 2014	10,000	9,550
Allied Waste North America, Inc., Series B, 7.375% 2014	22,830	22,830
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[4]	2,383	2,399
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[4,5]	17,433	19,394
UAL Corp., Term Loan B, 9.123% 2012[3,4]	35,954	36,224
UAL Corp., Term Loan B, 9.123% 2012[3,4]	5,358	5,398
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[4]	8,093	8,139
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[4]	7,988	8,103
United Air Lines, Inc., 1991 Equipment Trust Certificates, Series A, 10.11% 2006[5]	1,198	30
NTK Holdings Inc. 0%/10.75% 2014[1]	52,460	36,984
THL Buildco, Inc. 8.50% 2014	41,445	40,823
Nielsen Finance LLC, Term Loan B, 8.125% 2013[3,4]	12,500	12,656
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014[2]	40,750	44,367
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[1,2]	29,400	20,396
Northwest Airlines, Inc. 8.70% 2007[5]	5,000	4,750
Northwest Airlines, Inc. 9.875% 2007[5]	9,500	9,215
Northwest Airlines, Inc. 7.875% 2008[5]	15,900	15,025
Northwest Airlines, Inc. 10.00% 2009[5]	7,300	6,935
Northwest Airlines, Inc., Term Loan B, 8.866% 2013[3,4]	18,150	18,286
Northwest Airlines, Inc. 8.875% 2006[5]	8,315	7,816
Northwest Airlines, Inc., Term Loan A, 7.112% 2018[3,4]	12,500	12,500
DRS Technologies, Inc. 6.875% 2013	36,855	37,316
DRS Technologies, Inc. 6.625% 2016	8,900	9,011
DRS Technologies, Inc. 7.625% 2018	22,050	22,822
Goodman Global Holdings, Inc., Series B, 7.875% 2012	55,330	54,638
Goodman Global Holdings, Inc., Series B, 8.36% 2012[3]	10,270	10,450
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012	30,948	32,650
H-Lines Finance Holding Corp. 0%/11.00% 2013[1]	14,040	13,127
Accuride Corp. 8.50% 2015	46,015	44,520
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	41,290	43,974
Ashtead Group PLC 8.625% 2015[2]	19,525	20,404
Ashtead Capital, Inc. 9.00% 2016[2]	15,150	16,286
Delta Air Lines, Inc. 8.00% 2007[2,5]	15,525	10,363
Delta Air Lines, Inc. 7.90% 2009[5]	5,000	3,375
Delta Air Lines, Inc. 10.125% 2010[5]	1,650	1,110
Delta Air Lines, Inc., Series 2000-1, Class A-1, 7.379% 2011[4]	1,906	1,927
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[4]	10,318	10,608
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 2012[4]	2,500	2,492
Delta Air Lines, Inc. 9.75% 2021[5]	2,200	1,468
Delta Air Lines, Inc. 10.375% 2022[5]	3,000	2,002
Standard Aero Holdings, Inc. 8.25% 2014	31,445	31,917
K&F Industries, Inc. 7.75% 2014	27,635	28,602
Argo-Tech Corp. 9.25% 2011	25,955	28,161
TFM, SA de CV 9.375% 2012	22,500	24,131
TFM, SA de CV 12.50% 2012	2,310	2,506
ACIH, Inc. 0%/11.50% 2012[1,2]	36,685	25,496
United Rentals (North America), Inc., Series B, 6.50% 2012	14,675	14,565
United Rentals (North America), Inc. 7.75% 2013	8,625	8,700
Quebecor World Inc. 8.75% 2016[2]	22,340	21,502
RBS Global, Inc. and Rexnord Corp. 9.50% 2014[2]	14,175	14,813
RBS Global, Inc. and Rexnord Corp. 11.75% 2016[2]	5,575	5,854
Jacuzzi Brands, Inc. 9.625% 2010	17,000	18,148
RSC Equipment Rental, Second Lien Term Loan B, 8.87% 2013[3,4]	16,575	16,741
Williams Scotsman, Inc. 8.50% 2015	15,775	16,544
Terex Corp. 9.25% 2011	5,200	5,444
Terex Corp. 7.375% 2014	9,075	9,257
CCMG Acquisition Corp. 8.875% 2014[2]	3,175	3,342
CCMG Acquisition Corp. 10.50% 2016[2]	8,600	9,503
Kansas City Southern Railway Co. 9.50% 2008	3,150	3,308
Kansas City Southern Railway Co. 7.50% 2009	8,817	8,938
H&E Equipment Services, Inc. 8.375% 2016	11,500	12,104
TransDigm Inc. 7.75% 2014	9,785	10,127
American Standard Inc. 8.25% 2009	5,190	5,483
American Standard Inc. 7.625% 2010	4,300	4,510
Mobile Storage Group, Inc. 9.75% 2014[2]	7,200	7,560
Bombardier Inc. 6.75% 2012[2]	6,600	6,501
UCAR Finance Inc. 10.25% 2012	5,551	5,877
Park-Ohio Industries, Inc. 8.375% 2014	6,225	5,836
Esco Corp. 8.625% 2013[2]	5,600	5,782
AGCO Corp. 6.875% 2014	€1,500	2,063
		1,345,492

MATERIALS — 8.41%
JSG Funding PLC 9.625% 2012	$7,267	7,739
JSG Funding PLC 7.75% 2015	€12,250	16,405
JSG Funding PLC 7.75% 2015	$7,000	6,755
JSG Holdings PLC 11.50% 2015[6]	€43,983	58,986
Smurfit Capital Funding PLC 7.50% 2025	$4,250	4,080
Associated Materials Inc. 9.75% 2012	22,960	23,764
AMH Holdings, Inc. 0%/11.25% 2014[1]	63,400	43,112
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	33,010	32,350
Stone Container Corp. 8.375% 2012	9,515	9,372
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	24,030	22,708
Georgia Gulf Corp. 9.50% 2014[2]	55,500	54,390
Georgia Gulf Corp. 10.75% 2016[2]	10,125	9,771
Abitibi-Consolidated Co. of Canada 5.25% 2008	6,250	6,031
Abitibi-Consolidated Finance LP 7.875% 2009	7,415	7,267
Abitibi-Consolidated Inc. 8.55% 2010	5,775	5,515
Abitibi-Consolidated Inc. 7.75% 2011	10,950	9,882
Abitibi-Consolidated Co. of Canada 8.86% 2011[3]	9,550	9,120
Abitibi-Consolidated Co. of Canada 6.00% 2013	5,300	4,266
Abitibi-Consolidated Co. of Canada 8.375% 2015	24,700	21,489
Owens-Illinois, Inc. 8.10% 2007	250	252
Owens-Illinois, Inc. 7.35% 2008	2,440	2,467
Owens-Brockway Glass Container Inc. 8.875% 2009	8,988	9,235
Owens-Illinois, Inc. 7.50% 2010	2,000	2,017
Owens-Brockway Glass Container Inc. 7.75% 2011	15,985	16,505
Owens-Brockway Glass Container Inc. 8.75% 2012	22,225	23,670
Owens-Brockway Glass Container Inc. 8.25% 2013	4,150	4,311
Owens-Brockway Glass Container Inc. 6.75% 2014	€375	498
Building Materials Corp. of America, Series B, 8.00% 2007	$6,925	7,055
Building Materials Corp. of America 8.00% 2008	15,370	16,100
Building Materials Corp. of America 7.75% 2014	35,335	32,155
Graphic Packaging International, Inc. 8.50% 2011	32,565	33,868
Graphic Packaging International, Inc. 9.50% 2013	16,925	17,941
Momentive Performance Materials Inc. 9.75% 2014[2]	36,625	36,808
Momentive Performance Materials Inc. 11.50% 2016[2]	9,000	8,865
Boise Cascade, LLC and Boise Cascade Finance Corp. 8.249% 2012[3]	4,300	4,332
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	39,130	38,054
Nalco Co. 7.75% 2011	21,150	21,732
Nalco Co. 8.875% 2013	12,100	12,871
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[1]	7,300	5,950
Equistar Chemicals, LP 10.125% 2008	13,775	14,705
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009	10,265	10,804
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011	2,725	2,916
Lyondell Chemical Co. 8.25% 2016	10,150	10,708
AEP Industries Inc. 7.875% 2013	29,155	29,592
FMG Finance Pty Ltd. 10.625% 2016[2]	22,950	24,729
Rhodia 10.25% 2010	9,507	10,886
Rhodia 8.875% 2011	392	416
Rhodia SA 9.25% 2011	€8,590	12,049
United States Steel Corp. 9.75% 2010	$20,923	22,361
Ainsworth Lumber Co. Ltd. 7.25% 2012	5,350	4,240
Ainsworth Lumber Co. Ltd. 6.75% 2014	17,730	13,563
Ainsworth Lumber Co. Ltd. 6.75% 2014	5,550	4,163
Plastipak Holdings, Inc. 8.50% 2015[2]	20,340	21,255
Domtar Inc. 7.125% 2015	13,135	12,938
Domtar Inc. 9.50% 2016	6,350	6,985
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014[1]	12,722	11,005
BCP Caylux Holdings Luxembourg SCA 9.625% 2014	7,075	7,853
Georgia-Pacific Corp., First Lien Term Loan B, 7.353% 2012[3,4]	17,938	18,073
Chemtura Corp. 6.875% 2016	17,851	17,271
Mosaic Co. 7.375% 2014[2]	5,750	5,930
Mosaic Co. 7.625% 2016[2]	9,690	10,090
Rockwood Specialties Group, Inc. 10.625% 2011	511	547
Rockwood Specialties Group, Inc. 7.50% 2014	3,700	3,746
Rockwood Specialties Group, Inc. 7.625% 2014	€7,200	10,141
Neenah Paper, Inc. 7.375% 2014	$14,325	13,752
C10 Capital (SPV) Ltd. 6.722% (undated)[2,3]	12,700	12,724
Covalence Specialty Materials Corp. 10.25% 2016[2]	11,525	10,603
Steel Dynamics, Inc. 9.50% 2009	9,800	10,106
Graham Packaging Co., LP and GPC Capital Corp. 9.875% 2014	9,000	9,135
Vale Overseas Ltd. 6.25% 2017	3,700	3,735
Vale Overseas Ltd. 6.875% 2036	4,000	4,123
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011	7,075	7,623
Allegheny Technologies, Inc. 8.375% 2011	5,000	5,375
Exopack Holding Corp. 11.25% 2014[2]	3,650	3,860
Huntsman LLC 11.50% 2012	500	566
Huntsman International LLC 7.50% 2015	€2,250	3,125
Ispat Inland ULC 9.75% 2014	$3,233	3,618
Norampac Inc. 6.75% 2013	3,500	3,421
Airgas, Inc. 6.25% 2014	3,500	3,395
Novelis Inc. 7.25% 2015[2]	2,750	2,674
		1,032,489

ENERGY — 5.16%
Williams Companies, Inc. 6.375% 2010[2]	$6,000	$6,068
Williams Companies, Inc. 7.372% 2010[2,3]	31,050	31,826
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011	2,125	2,194
Williams Companies, Inc. 7.125% 2011	1,900	1,986
Williams Partners LP 7.50% 2011[2]	16,525	17,310
Williams Companies, Inc. 8.125% 2012	12,150	13,213
Transcontinental Gas Pipe Line Corp. 6.40% 2016	12,900	13,094
Northwest Pipeline Corp. 7.00% 2016	14,030	14,732
Williams Partners LP 7.25% 2017[2]	21,100	21,628
Williams Companies, Inc. 7.875% 2021	5,000	5,388
Transcontinental Gas Pipe Line Corp. 7.25% 2026	11,535	11,953
Williams Companies, Inc. 8.75% 2032	39,370	44,685
Pogo Producing Co. 7.875% 2013	31,450	32,079
Pogo Producing Co. 6.625% 2015	1,725	1,652
Pogo Producing Co. 6.875% 2017	41,700	40,032
Newfield Exploration Co., Series B, 7.45% 2007	1,750	1,778
Newfield Exploration Co. 7.625% 2011	3,500	3,684
Newfield Exploration Co. 6.625% 2014	14,575	14,648
Newfield Exploration Co. 6.625% 2016	36,075	36,075
Drummond Co., Inc. 7.375% 2016[2]	46,205	45,512
El Paso Corp. 6.375% 2009	3,075	3,121
El Paso Corp. 7.75% 2010	11,125	11,820
El Paso Energy Corp. 7.375% 2012	2,965	3,135
El Paso Corp. 7.875% 2012	875	943
El Paso Corp. 9.625% 2012	8,500	9,690
Tennessee Gas Pipeline Co. 7.00% 2028	4,000	4,244
Teekay Shipping Corp. 8.875% 2011	30,092	32,462
OPTI Canada Inc. 8.25% 2014[2]	22,775	23,515
American Commercial Lines LLC and ACL Finance Corp. 9.50% 2015	20,786	23,202
Encore Acquisition Co. 6.00% 2015	23,800	21,836
Premcor Refining Group Inc. 9.25% 2010	10,800	11,296
Premcor Refining Group Inc. 9.50% 2013	9,600	10,371
International Coal Group, Inc. 10.25% 2014	19,050	19,145
Enterprise Products Operating LP 8.375% 2066[3]	16,000	17,360
Sabine Pass LNG, L.P. 7.25% 2013[2]	16,000	15,940
Peabody Energy Corp., Series B, 6.875% 2013	7,000	7,210
Peabody Energy Corp. 5.875% 2016	4,000	3,920
Massey Energy Co. 6.625% 2010	3,000	3,015
Massey Energy Co. 6.875% 2013	7,925	7,489
OMI Corp. 7.625% 2013	9,500	9,761
Whiting Petroleum Corp. 7.25% 2013	8,850	8,916
Overseas Shipholding Group, Inc. 8.25% 2013	3,685	3,892
Overseas Shipholding Group, Inc. 8.75% 2013	4,555	4,942
Compton Petroleum Finance Corp. 7.625% 2013	7,150	6,935
Ultrapetrol (Bahamas) Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014	6,960	6,795
Pemex Project Funding Master Trust 7.875% 2009	1,400	1,471
Pemex Project Funding Master Trust 8.625% 2022	1,170	1,449
Petrozuata Finance, Inc., Series B, 8.22% 2017[2,4]	300	301
		633,713

FINANCIALS — 4.85%
Ford Motor Credit Co. 7.20% 2007	20,825	20,844
Ford Motor Credit Co. 7.875% 2010	5,000	5,045
Ford Motor Credit Co. 8.625% 2010	1,000	1,030
Ford Motor Credit Co. 9.75% 2010[2]	44,000	46,844
Ford Motor Credit Co. 7.25% 2011	750	735
Ford Motor Credit Co. 7.375% 2011	8,525	8,447
Ford Motor Credit Co. 9.875% 2011	5,000	5,353
Ford Motor Credit Co. 8.11% 2012[3]	48,250	47,871
General Motors Acceptance Corp. 6.125% 2007	17,500	17,523
General Motors Acceptance Corp. 6.125% 2007	5,000	5,002
General Motors Acceptance Corp. 6.15% 2007	14,035	14,036
General Motors Acceptance Corp. 6.225% 2007[3]	3,000	3,000
General Motors Acceptance Corp. 6.875% 2011	4,450	4,569
General Motors Acceptance Corp. 7.25% 2011	11,710	12,188
General Motors Acceptance Corp. 6.875% 2012	7,000	7,196
General Motors Acceptance Corp. 7.00% 2012	8,150	8,417
General Motors Acceptance Corp. 6.75% 2014	19,000	19,545
General Motors Acceptance Corp. 7.569% 2014[3]	15,000	15,715
Host Marriott, LP, Series M, 7.00% 2012	25,100	25,602
Host Marriott, LP, Series K, 7.125% 2013	15,375	15,798
Host Hotels & Resorts LP 6.875% 2014[2]	13,450	13,685
Host Marriott, LP, Series O, 6.375% 2015	1,025	1,016
E*TRADE Financial Corp. 8.00% 2011	5,500	5,775
E*TRADE Financial Corp. 7.375% 2013	3,250	3,396
E*TRADE Financial Corp. 7.875% 2015	36,420	38,878
Rouse Co. 3.625% 2009	12,415	11,812
Rouse Co. 7.20% 2012	12,370	12,717
Rouse Co. 5.375% 2013	3,715	3,471
Rouse Co. 6.75% 2013[2]	19,825	20,008
Providian Financial Corp., Series A, 9.525% 2027[2]	15,000	15,748
Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[2,3]	25,000	24,801
Kazkommerts International BV 8.50% 2013[2]	3,500	3,776
Kazkommerts International BV 8.50% 2013	1,500	1,618
Kazkommerts International BV 7.875% 2014[2]	10,000	10,438
Kazkommerts International BV 8.00% 2015[2]	6,000	6,270
TuranAlem Finance BV 7.875% 2010	10,000	10,400
TuranAlem Finance BV 7.75% 2013[2]	8,500	8,681
TuranAlem Finance BV 8.50% 2015[2]	2,280	2,374
MBNA Corp. 5.625% 2007[8]	10,000	10,020
MBNA Capital A, Series A, 8.278% 2026[8]	7,500	7,818
Lazard Group LLC 7.125% 2015	14,785	15,339
FelCor Lodging LP 8.50% 2011[3]	11,505	12,310
Advanta Capital Trust I, Series B, 8.99% 2026	12,000	12,300
ILFC E-Capital Trust II 6.25% 2065[2,3,8]	8,000	8,141
iStar Financial, Inc. 7.00% 2008	2,375	2,416
iStar Financial, Inc., Series B, 4.875% 2009	2,000	1,979
iStar Financial, Inc. 6.00% 2010	2,250	2,280
UnumProvident Finance Co. PLC 6.85% 2015[2]	6,250	6,509
LaBranche & Co Inc. 11.00% 2012	6,000	6,495
Banco Mercantil del Norte 6.135% 2016[2]	3,500	3,519
Banco Mercantil del Norte 6.862% 2021[2]	2,000	2,032
Chevy Chase Bank, FSB 6.875% 2013	5,500	5,527
Sovereign Capital Trust I 9.00% 2027	5,000	5,182
BankUnited Capital Trust, BankUnited Financial Corp. 10.25% 2026[7]	4,500	4,731
Crescent Real Estate LP 7.50% 2007	3,500	3,531
Sumitomo Mitsui Banking Corp. 6.078% (undated)[2,3]	3,000	2,988
Standard Chartered PLC 6.409% (undated)[2]	1,800	1,789
		594,530

HEALTH CARE — 4.72%
HCA Inc., Term Loan A, 7.875% 2012[3,4]	$10,000	$10,062
HCA Inc., Term Loan B, 8.114% 2013[3,4]	99,050	100,536
HCA Inc. 9.125% 2014[2]	13,495	14,457
HCA Inc. 9.25% 2016[2]	18,300	19,650
HCA Inc. 9.625% 2016[2,6]	11,550	12,445
HealthSouth Corp. 11.354% 2014[2,3]	42,125	45,074
HealthSouth Corp. 10.75% 2016[2]	51,525	55,711
Tenet Healthcare Corp. 6.375% 2011	30,260	27,839
Tenet Healthcare Corp. 7.375% 2013	7,990	7,381
Tenet Healthcare Corp. 9.875% 2014	4,900	5,010
Tenet Healthcare Corp. 9.25% 2015	29,275	29,421
Concentra Operating Corp. 9.50% 2010	26,400	27,852
Concentra Operating Corp. 9.125% 2012	24,990	26,364
Warner Chilcott Corp. 8.75% 2015	46,274	47,662
Team Finance LLC and Health Finance Corp. 11.25% 2013	30,640	31,866
Elan Corp., PLC 8.875% 2013[2]	29,600	29,748
Accellent Inc. 10.50% 2013	24,325	25,359
Select Medical Corp. 7.625% 2015	25,350	21,167
Angiotech Pharmaceuticals, Inc. 9.12% 2013[2,3]	20,750	21,113
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	13,005	14,143
Triad Hospitals, Inc. 7.00% 2012	6,425	6,570
		579,430

INFORMATION TECHNOLOGY — 4.55%
Sanmina-SCI Corp., Term Loan B, 7.938% 2008[3,4]	14,000	14,052
Sanmina-SCI Corp. 6.75% 2013	3,300	3,052
Sanmina-SCI Corp. 8.125% 2016	83,775	81,471
NXP BV and NXP Funding LLC 8.118% 2013[2,3]	6,350	6,477
NXP BV and NXP Funding LLC 7.875% 2014[2]	15,250	15,841
NXP BV and NXP Funding LLC 9.50% 2015[2]	66,250	68,237
Celestica Inc. 7.875% 2011	36,675	36,492
Celestica Inc. 7.625% 2013	28,420	27,852
Hughes Communications, Inc. 9.50% 2014	58,375	61,221
Electronic Data Systems Corp. 7.125% 2009	4,800	5,007
Electronic Data Systems Corp., Series B, 6.50% 2013[3]	34,790	35,071
Electronic Data Systems Corp. 7.45% 2029	2,200	2,414
SunGard Data Systems Inc. 3.75% 2009	2,125	2,019
SunGard Data Systems Inc. 9.125% 2013	25,145	26,528
SunGard Data Systems Inc. 4.875% 2014	4,500	3,982
SunGard Data Systems Inc. 10.25% 2015	6,000	6,435
Freescale Semiconductor, Inc., Term Loan B, 7.37% 2013[3,4]	10,000	10,044
Firestone Acquisition Corp. 8.875% 2014[2]	13,075	13,091
Firestone Acquisition Corp. 10.125% 2016[2]	12,475	12,553
Sensata Technologies BV 8.25% 2014[2,3]	32,755	31,608
Xerox Corp. 9.75% 2009	2,000	2,170
Xerox Corp. 7.125% 2010	19,650	20,731
Xerox Corp. 7.625% 2013	5,000	5,275
Serena Software, Inc. 10.375% 2016	22,760	24,268
Nortel Networks Ltd. 9.624% 2011[2,3]	10,600	11,223
Nortel Networks Ltd. 10.75% 2016[2]	1,325	1,456
Jabil Circuit, Inc. 5.875% 2010	9,250	9,192
Iron Mountain Inc. 7.75% 2015	8,410	8,620
Solectron Global Finance, LTD 8.00% 2016	4,400	4,477
Sabre Holdings Corp. 6.35% 2016	3,500	3,134
Hyundai Semiconductor America, Inc. 8.625% 2007[2]	2,600	2,609
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.61% 2011[3]	1,625	1,406
Exodus Communications, Inc. 11.625% 2010[5,7]	3,774	—
		558,008

UTILITIES — 4.18%
Mission Energy Holding Co. 13.50% 2008	$35,600	$39,427
Edison Mission Energy 7.73% 2009	35,250	36,660
Edison Mission Energy 7.50% 2013	45,375	47,644
Edison Mission Energy 7.75% 2016	19,725	21,007
Midwest Generation, LLC, Series B, 8.56% 2016[4]	39,629	43,715
Homer City Funding LLC 8.734% 2026[4]	9,286	10,726
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034	16,500	17,985
AES Corp. 9.50% 2009	12,637	13,585
AES Corp. 9.375% 2010	13,644	14,889
AES Corp. 8.875% 2011	8,475	9,132
AES Corp. 8.75% 2013[2]	36,985	39,805
AES Gener SA 7.50% 2014	20,350	21,592
AES Corp. 9.00% 2015[2]	10,150	10,962
AES Red Oak, LLC, Series A, 8.54% 2019[4]	4,419	4,827
AES Red Oak, LLC, Series B, 9.20% 2029[4]	5,000	5,662
NRG Energy, Inc. 7.25% 2014	31,750	32,067
NRG Energy, Inc. 7.375% 2016	29,700	29,923
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	4,700	5,158
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	3,000	3,061
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	2,650	2,734
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	19,217	20,849
Sierra Pacific Resources 8.625% 2014	12,000	12,944
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,475	2,476
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,600	1,605
Sierra Pacific Resources 6.75% 2017	2,000	1,972
Enersis SA 7.375% 2014	16,800	18,110
Calpine Generating Co., LLC and CalGen Finance Corp. 11.099% 2010[3,4]	12,000	12,720
FPL Energy National Wind Portfolio, LLC 6.125% 2019[2,4]	4,423	4,292
FPL Energy American Wind, LLC 6.639% 2023[2,4]	7,104	7,331
Electricidad de Caracas Finance BV 10.25% 2014[2]	7,480	7,798
PSEG Energy Holdings Inc. 8.625% 2008	6,532	6,728
Mirant Americas Generation, Inc. 8.30% 2011	5,500	5,665
		513,051

CONSUMER STAPLES — 3.35%
SUPERVALU INC., Term Loan B, 7.10% 2012[3,4]	17,213	17,299
SUPERVALU INC. 7.50% 2012	5,335	5,525
Albertson’s, Inc. 7.25% 2013	11,015	11,259
Albertson’s, Inc. 8.00% 2031	32,750	33,384
Stater Bros. Holdings Inc. 8.86% 2010[3]	8,450	8,598
Stater Bros. Holdings Inc. 8.125% 2012	43,505	44,375
Dole Food Co., Inc. 8.625% 2009[3]	10,100	10,087
Dole Food Co., Inc. 7.25% 2010	12,325	11,801
Dole Food Co., Inc. 8.875% 2011	29,390	29,096
Rite Aid Corp. 6.125% 2008[2]	7,950	7,881
Rite Aid Corp. 8.125% 2010	1,000	1,026
Rite Aid Corp. 9.50% 2011	9,500	9,987
Rite Aid Corp. 7.50% 2015	7,000	6,965
Rite Aid Corp. 7.70% 2027	8,000	6,670
Rite Aid Corp. 6.875% 2028	12,477	9,795
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012	30,240	31,450
Rayovac Corp. 8.50% 2013	3,885	3,652
Spectrum Brands, Inc. 7.375% 2015	28,710	24,978
Jean Coutu Group (PJC) Inc. 7.625% 2012	1,425	1,507
Jean Coutu Group (PJC) Inc. 8.50% 2014	24,125	24,396
Elizabeth Arden, Inc. 7.75% 2014	24,012	24,312
Vitamin Shoppe 12.874% 2012[3]	19,535	20,512
Tyson Foods, Inc. 6.85% 2016[3]	12,885	13,295
Del Monte Corp., Series B, 8.625% 2012	10,550	11,183
Koninklijke Ahold NV 5.875% 2008	€2,367	3,189
Ahold Finance U.S.A., Inc. 6.25% 2009	$6,960	7,125
Roundy’s Supermarkets, Inc., Term Loan B, 8.36% 2011[3,4]	8,933	8,966
Playtex Products, Inc. 8.00% 2011	5,000	5,250
Playtex Products, Inc. 9.375% 2011	1,900	1,990
Duane Reade Inc. 9.86% 2010[3]	6,000	6,240
Smithfield Foods, Inc. 7.625% 2008	1,125	1,148
Smithfield Foods, Inc., Series A, 8.00% 2009	3,000	3,150
Smithfield Foods, Inc., Series B, 7.75% 2013	925	962
American Achievement Group Holding Corp. 12.75% 2012[6]	1,947	2,084
Winn-Dixie Pass Through Trust, Series 1999-1, Class A-1, 7.803% 2017[2,4,5,7]	1,812	1,360
		410,497

NON-U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 5.03%
Argentina (Republic of) 4.193% 2012[3,4]	32,420	22,996
Argentina (Republic of) 5.83% 2033[4,6,9]	ARS172,793	59,521
Argentina (Republic of) 0% 2035	$155,750	20,793
Argentina (Republic of) GDP-Linked 2035	ARS347,027	13,496
Argentina (Republic of) 0.63% 2038[4,9]	131,456	20,023
Brazilian Treasury Bill 6.00% 2010[9]	R$78,394	35,127
Brazil (Federal Republic of) Global 10.25% 2013	$7,125	8,817
Brazil (Federal Republic of) Global 10.50% 2014	3,000	3,803
Brazil (Federal Republic of) Global 8.00% 2018[4]	6,820	7,601
Brazil (Federal Republic of) Global 8.875% 2024	1,895	2,366
Brazil (Federal Republic of) Global 7.125% 2037	2,500	2,692
Brazil (Federal Republic of) Global 11.00% 2040	26,485	35,126
Russian Federation 8.25% 2010[2,4]	3,889	4,075
Russian Federation 12.75% 2028	8,000	14,500
Russian Federation 5.00%/7.50% 2030[1,4]	32,365	36,694
Turkey (Republic of) 20.00% 2007	TRY23,983	16,817
Turkey (Republic of) Treasury Bill 0% 2008	53,360	27,919
Turkey (Republic of) 15.00% 2010	16,262	10,265
United Mexican States Government, Series M10, 10.50% 2011	MXP12,320	1,325
United Mexican States Government Global 6.375% 2013	$3,540	3,731
United Mexican States Government, Series MI10, 8.00% 2013	MXP52,500	5,028
United Mexican States Government Global 11.375% 2016	$2,501	3,608
United Mexican States Government, Series M20, 8.00% 2023	MXP 55,000	5,317
United Mexican States Government, Series M20, 10.00% 2024	120,000	13,796
United Mexican States Government Global 7.50% 2033	$2,285	2,702
United Mexican States Government Global 6.75% 2034	3,600	3,897
Panama (Republic of) Global 7.125% 2026	585	635
Panama (Republic of) Global 8.875% 2027	6,500	8,287
Panama (Republic of) Global 6.70% 2036[4]	28,009	29,269
Indonesia (Republic of) 12.25% 2007	IDR28,500,000	3,206
Indonesia (Republic of) 12.50% 2013	77,730,000	9,715
Indonesia (Republic of) 6.875% 2017[2]	$1,000	1,065
Indonesia (Republic of) 11.00% 2020	IDR69,275,000	7,918
Indonesia (Republic of) 12.80% 2021	45,440,000	5,966
Indonesia (Republic of) 12.90% 2022	54,492,000	7,200
Columbia (Republic of) Global 11.75% 2010	COP3,295,000	1,590
Colombia (Republic of) Global 10.00% 2012	$1,500	1,770
Colombia (Republic of) Global 10.75% 2013	8,550	10,623
Colombia (Republic of) Global 12.00% 2015	COP23,200,000	12,329
Colombia (Republic of) Global 11.75% 2020	1,936	2,822
Colombia (Republic of) Global 10.375% 2033	823	1,183
Columbia (Republic of) Global 7.375% 2037	4,139	4,454
Egypt (Arab Republic of) Treasury Bill 0% 2007	EGP124,750	20,098
Egypt (Arab Republic of) Treasury Bill 0% 2007	38,450	6,717
Egypt (Arab Republic of) Treasury Bill 0% 2007	11,550	2,014
Peru (Republic of) 9.125% 2012	$4,909	5,694
Peru (Republic of) 9.875% 2015	13,500	17,118
Peru (Republic of) 8.375% 2016	2,500	2,981
Peru (Republic of) Past Due Interest Eurobond 5.00% 2017[3,4]	331	330
Peru (Republic of) 7.35% 2025	500	567
Dominican Republic 9.50% 2011	5,626	6,074
Dominican Republic 9.50% 2011[2]	3,436	3,709
Dominican Republic 9.04% 2018[2,4]	9,001	10,360
Dominican Republic 9.04% 2018[4]	4,902	5,642
Dominican Republic 6.188% 2024[3]	500	500
Venezuela (Republic of) 10.75% 2013	6,000	7,470
Venezuela (Republic of) Global 8.50% 2014	1,250	1,417
Venezuela (Republic of) 7.65% 2025	3,695	4,037
Venezuela (Republic of) 9.25% 2027	3,935	5,027
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014[2]	4,000	5,165
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	4,000	5,165
El Salvador (Republic of) 7.75% 2023[2]	2,775	3,195
El Salvador (Republic of) 7.65% 2035[2]	4,250	4,834
State of Qatar 9.75% 2030	3,500	5,233
Thai Government 4.125% 2009	THB73,490	2,030
Philippines (Republic of) 7.75% 2031	$1,000	1,140
Jamaican Government 9.00% 2015	280	304
		616,888

MORTGAGE-BACKED OBLIGATIONS[4]— 0.68%
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[2]	16,350	16,309
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[2]	12,250	12,219
Tower Ventures, LLC, Series 2006-1, Class E, 6.495% 2036[2]	4,000	4,057
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[2]	20,380	20,746
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[2]	9,950	9,950
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[2]	12,950	12,954
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[2]	1,450	1,449
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[2]	5,950	5,950
		83,634

U.S. TREASURY BONDS & NOTES — 0.29%
U.S. Treasury 3.25% 2007[8]	5,000	4,946
U.S. Treasury 6.625% 2007[8]	25,000	25,142
U.S. Treasury 3.375% 2008	5,000	4,872
		34,960

MUNICIPALS — 0.15%
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027[8]	16,580	17,913

ASSET-BACKED OBLIGATIONS[4]— 0.14%
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007[2]	16,500	16,630

Total bonds & notes (cost: $10,422,029,000)		10,811,661

Convertible securities — 1.37%	Shares or principal amount	Market value (000)

CONSUMER DISCRETIONARY — 0.43%
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€20,645,000	$27,716
Amazon.com, Inc. 4.75% convertible debentures 2009	$8,825,000	8,704
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	410,600	14,042
Gray Communications Systems, Inc., Series C, 8.00% convertible preferred 2012[2,6,7]	300	2,648
		53,110

INFORMATION TECHNOLOGY — 0.36%
Fairchild Semiconductor Corp. 5.00% convertible notes 2008	$17,850,000	17,739
Conexant Systems, Inc. 4.00% convertible notes 2007	$14,700,000	14,718
SCI Systems, Inc. 3.00% convertible debentures 2007	$12,000,000	11,985
		44,442

TELECOMMUNICATION SERVICES — 0.21%
American Tower Corp. 5.00% convertible debentures 2010	$25,925,000	25,957

FINANCIALS — 0.19%
Equity Office Properties Trust, Series B, 5.25% convertible preferred 2008	200,000	13,456
Crescent Real Estate Equities Co., Series A, 6.75% convertible preferred	450,000	9,846
		23,302

UTILITIES — 0.18%
AES Trust VII 6.00% convertible preferred 2008	439,925	21,776

Total convertible securities (cost: $146,488,000)		168,587

Preferred securities — 1.52%	Shares

FINANCIALS — 1.52%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[2,3]	47,248,000	50,087
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[2,3]	21,180,000	22,161
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[2]	1,125,000	32,379
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred[2,3]	28,963,000	30,727
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred[2,3]	26,075,000	26,564
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred[2,3]	13,297,000	14,000
Fannie Mae, Series O, 7.00% preferred[2,3]	150,000	8,034
Chevy Chase Preferred Capital Corp., Series A, 10.375% exchangeable preferred	55,994	2,945
		186,897

CONSUMER STAPLES — 0.00%
Great Atlantic & Pacific Tea Co., Inc. 9.375% QUIBS preferred 2039	18,500	475

CONSUMER DISCRETIONARY — 0.00%
Adelphia Communications Corp., Series B, 13.00% preferred 2009[7,10]	36,196	—

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc. 14.00% preferred 2009[6,7,10]	40	—

Total preferred securities (cost: $161,487,000)		187,372

Common stocks — 1.86%	Shares	Market value (000)

TELECOMMUNICATION SERVICES — 0.72%
Dobson Communications Corp., Class A10	3,435,685	$29,925
AT&T Inc.	600,000	21,450
American Tower Corp., Class A10	538,967	20,093
Sprint Nextel Corp., Series 1	777,508	14,687
Embarq Corp.	38,875	2,043
Cincinnati Bell Inc.[10]	70,740	323
XO Holdings, Inc.[10]	25,291	109
		88,630

UTILITIES — 0.47%
Drax Group PLC	3,597,767	57,483

INFORMATION TECHNOLOGY — 0.23%
Micron Technology, Inc.[2,10]	678,656	9,474
Micron Technology, Inc.[10]	424,160	5,921
Fairchild Semiconductor International, Inc.[10]	500,000	8,405
ZiLOG, Inc.[10,11]	1,140,500	4,995
		28,795

HEALTH CARE — 0.17%
UnitedHealth Group Inc.	375,000	20,149
Clarent Hospital Corp.[7,10,11]	576,849	144
		20,293

CONSUMER STAPLES — 0.13%
Winn-Dixie Stores, Inc.[10]	1,227,116	16,566

FINANCIALS — 0.06%
Equity Office Properties Trust	150,000	7,225

INDUSTRIALS — 0.04%
DigitalGlobe Inc.[2,7,10]	3,064,647	3,065
Delta Air Lines, Inc.[2,10]	766,165	996
UAL Corp.[10]	22,475	989
		5,050

CONSUMER DISCRETIONARY — 0.04%
Emmis Communications Corp., Class A10	201,000	1,656
Viacom Inc., Class B10	31,612	1,297
CBS Corp., Class B	31,612	986
Radio One, Inc., Class D, nonvoting[10]	44,000	297
Radio One, Inc., Class A10	22,000	148
		4,384

Total common stocks (cost: $170,817,000)		228,426

Warrants — 0.00%	Shares	Market value (000)

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[10]	50,587	$36
XO Holdings, Inc., Series B, warrants, expire 2010[10]	37,939	16
XO Holdings, Inc., Series C, warrants, expire 2010[10]	37,939	8
KMC Telecom Holdings, Inc., warrants, expire 2008[2,7,10]	22,500	—
GT Group Telecom Inc., warrants, expire 2010[2,7,10]	11,000	—
Allegiance Telecom, Inc., warrants, expire 2008[2,7,10]	5,000	—

Total warrants (cost: $1,100,000)		60

Short-term securities — 5.26%	Principal amount (000)

Abbott Laboratories 5.20%-5.25% due 2/15-3/13/2007[2,8]	$68,700	68,087
Abbott Laboratories 5.23% due 2/8/2007[2]	37,600	37,387
Three Pillars Funding, LLC 5.31%-5.32% due 1/2-1/24/2007[2]	87,408	87,247
Federal Home Loan Bank 5.165% due 1/17/2007	64,900	64,742
CAFCO, LLC 5.25% due 1/23/2007[2]	56,800	56,611
Clipper Receivables Co., LLC 5.275% due 2/1-2/6/2007[2]	50,000	49,747
Procter & Gamble International Funding S.C.A. 5.25%-5.26% due 2/2-2/9/2007[2]	50,000	49,733
Park Avenue Receivables Co., LLC 5.26% due 1/8/2007[2]	48,700	48,643
AT&T Inc. 5.27% due 1/25/2007[2]	41,000	40,850
Variable Funding Capital Corp. 5.26% due 2/13/2007[2]	36,400	36,166
Hershey Co. 5.20% due 1/9/2007[2]	26,700	26,665
Johnson & Johnson 5.18% due 1/19/2007[2]	22,800	22,738
Pfizer Investment Capital PLC 5.24% due 1/5/2007[2]	21,835	21,819
Bank of New York Co., Inc. 5.20% due 1/2/2007	19,300	19,294
Coca-Cola Co. 5.19% due 1/17/2007[2]	15,700	15,662

Total short-term securities (cost: $645,379,000)		645,391

Total investment securities (cost: $11,547,300,000)		12,041,497
Other assets less liabilities		229,598

Net assets		$12,271,095

1Step bond; coupon rate will increase at a later date.
2Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $2,859,603,000, which represented 23.30% of the net assets of the fund.
3Coupon rate may change periodically.
4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5Scheduled interest and/or principal payment was not received.
6Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
7Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $126,648,000.
8This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
9Index-linked bond whose principal amount moves with a government retail price index.
10Security did not produce income during the last 12 months.
11The fund owns 5% or more of the outstanding voting shares of this company. See table on the next page for additional information.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended December 31, 2006, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affiliates at 12/31/06 (000)

ZiLOG, Inc.	1,140,500	—	—	1,140,500	$—	$4,995
ZiLOG Inc. — MOD III Inc., units	1,868	—	1,868	—	—	—
Clarent Hospital Corp.	576,849	—	—	576,849	—	144
					$—	$5,139

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$609,096
Gross unrealized depreciation on investment securities	(127,888)
Net unrealized appreciation on investment securities	481,208
Cost of investment securities for federal income tax purposes	11,560,289

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-921-0207E-S6865

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: February 28, 2007

By /s/ Susi M. Silverman
Susi M. Silverman, Treasurer and Principal Financial Officer

Date: February 28, 2007